Share Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Share Based Compensation
Share Based Compensation

Note 10. Share-based Compensation

A summary of the Company's fully vested stock options is presented below (shares and aggregate intrinsic value in thousands):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Options exercisable at June 30, 2011	4,225	$5.96	5.2	$0

The Company recorded the following amounts of share-based compensation expense, excluding expense for non-employee consultants, for the periods presented (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Research and development expense	$91	$634	$191	$2,003
General and administrative expense	773	1,388	1,676	3,426

Total	$864	$2,022	$1,867	$5,429

There were no options granted during the three or six-month periods ended June 30, 2011. The share-based compensation expense for the three and six months ended June 30, 2011 and 2010 includes a stock option granted during the first quarter of 2010 to a Company officer to purchase an aggregate of 500,000 shares of common stock which vests over a four year period.

Estimated fair values of stock options granted have been determined using the Black-Scholes option pricing model with the following assumptions for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Expected term (in years)	NA	NA	NA	5.0
Risk-free interest rate	NA	NA	NA	2.22%
Expected stock price volatility	NA	NA	NA	95%
Expected dividend rate	NA	NA	NA	0%

Certain options that were granted to officers of the Company during 2006 and 2007 vest 50% in equal monthly installments over four years from the date of grant and vest 50% on the seven year anniversary of the date of grant, subject to accelerated vesting of up to 25% of such portion of the options, based on the Company's achievement of annual performance goals established under its management incentive plan, at the discretion of the equity awards subcommittee of the compensation committee of the Company's board of directors. Based on the overall achievement of corporate goals in 2009, the equity awards subcommittee accelerated vesting with respect to 25% of the shares subject to the seven year vesting schedule in the first quarter of 2010. As of June 30, 2011, the cumulative accelerated vesting for options subject to the seven year vesting schedule equals 85% of the shares granted in 2006 and 65% of the shares granted in 2007.

The Company's share-based compensation expense also includes RSUs awarded to employees and non-employee consultants. All RSUs awarded are subject to acceleration or forfeiture based upon the terms of their specific agreement. The table below summarizes RSU awards outstanding as of June 30, 2011 (RSUs in thousands):

	Restricted Stock Units (RSUs)									Weighted Average Grant Date Fair Value per RSU
Award Date	Unvested as of December 31, 2010	Awarded	Vested	Forfeited	Unvested as of March 31, 2011	Awarded	Vested	Forfeited	Unvested as of June 30, 2011
03/14/2011	0	224	0	0	224	0	(112)	0	112	$0.38	(A)
02/15/2011	0	2,430	0	0	2,430	0	0	0	2,430	0.39	(B)
06/09/2010	836	0	(32)	0	804	0	(355)	0	449	0.83
04/09/2010	550	0	0	(2)	548	0	(274)	0	274	1.14
10/06/2009	75	0	0	0	75	0	0	0	75	7.27
07/11/2009	85	0	0	0	85	0	0	0	85	6.60

Total RSUs	1,546	2,654	(32)	(2)	4,166	0	(741)	0	3,425

(A)	On March 14, 2011, the Company awarded 224,000 RSUs to an officer of the Company. The fair value of the RSU award was $0.38 per unit, or approximately $85,000 in total, based upon the closing market price of the Company's common stock on the award date. These RSUs vested 50% on April 9, 2011 and the remaining 50% will vest on April 9, 2012.
(B)	On February 15, 2011, the Company awarded an approximate aggregate of 1,973,000 RSUs to officers and an approximate aggregate of 457,000 RSUs to non-officer employees of the Company as an incentive for future performance. The fair value of the RSU award was $0.39 per unit, or approximately $948,000 in total, based upon the closing market price of the Company's common stock on the award date. These RSUs vest on February 15, 2012, the one year anniversary of the award date.

On June 22, 2011, the board of directors of the Company, upon recommendation from the Compensation Committee of the board of directors, approved a resolution to modify the terms of all awards outstanding under the 2004 Plan such that 100% of awards outstanding under the 2004 Plan would be accelerated upon consummation of the Allozyne merger or, if earlier, upon termination of employment by the Company without cause. Management reviewed the resolution in conjunction with the specific terms of all outstanding awards (options and RSUs) and determined that a modification occurred. The modification, however, did not result in a change in accounting for the outstanding awards as the modification did not result in an increase in fair value of the awards nor would the expense be accelerated for the change of control until consummation of the merger.

Additionally, on June 22, 2011, the board of directors, upon recommendation from the Compensation Committee of the board of directors, approved a resolution to award the Company's Chief Executive Officer ("CEO") an RSU grant under the 2004 Plan in lieu of certain cash compensation payable to him under his severance and change of control agreements in the event of a qualifying termination of employment prior to or in connection with the merger. The RSU award is to be calculated as the equivalent number of shares of Company common stock equal to (i) the amount of accrued but unpaid vacation as of the effective date of termination and the total bonus severance amount payable to the CEO under his change of control agreement, divided by (ii) $9.08 (the 5-day average closing sales price of Company common stock prior to announcement of the Merger Agreement after giving effect to the 1-for-40 reverse stock split to be implemented subject to approval by the Company shareholders and prior to the consummation of the merger), rounded up to the nearest whole number of shares and the RSUs would vest and be settled in shares of Company common stock upon consummation of the merger. However, there is no guarantee that the reverse stock split or merger will occur. If the merger is not consummated, the CEO will forfeit the RSU award and will receive his accrued but unpaid vacation in cash at that time but will not be eligible to receive any portion of the bonus severance amount.

No income tax benefit has been recorded for share-based compensation expense as the Company has a full valuation allowance and management has concluded that it is more likely than not that the Company's net deferred tax assets will not be realized. As of June 30, 2011, total unrecognized costs related to employee share-based compensation is approximately 2,636,000. Unrecognized share-based compensation expense from outstanding stock options is approximately $1,005,000 and is expected to be recognized over a weighted average period of approximately 2.0 years. Unrecognized share-based compensation expense from outstanding RSUs is approximately $1,631,000 and is expected to be recognized over a weighted average period of approximately 0.7 year subject to acceleration with the occurrence of certain qualifying events.

Note 10. Share-based Compensation

As of December 31, 2010, the Company's Amended and Restated 2004 Incentive Compensation Plan (the "2004 Plan") was the only equity compensation plan under which equity awards were available for grant. The Company's Restated 1994 Stock Option Plan (the "1994 Plan") terminated on February 17, 2004, and no further options can be granted under that plan. Although no Company securities are available for issuance under the 1994 Plan, options granted prior to termination of that plan continue in effect in accordance with their terms.

The 2004 Plan, as amended and restated on June 9, 2010, authorizes the Company's board of directors or a committee appointed by the board of directors to grant share-based awards for an approximate aggregate 10,938,000 shares of common stock. The 2004 Plan contains an evergreen provision pursuant to which the number of shares available under the plan automatically increases each year, beginning in 2008, according to certain limits set forth in the plan. The approximate aggregate of 10,938,000 shares reflects an increase of approximately 2,104,000 shares on January 1, 2010, an increase of approximately 1,734,000 shares on January 1, 2009 and an increase of approximately 1,733,000 shares on January 1, 2008, pursuant to the operation of the evergreen provision. Additionally, the approximate aggregate 10,938,000 shares reflects an increase of 1,200,000 shares effective June 9, 2010, as approved by the shareholders at the 2010 annual meeting of shareholders.

The 2004 Plan allows for the issuance of incentive stock options, nonqualified stock options, restricted stock and RSUs to employees, officers, directors, agents, consultants, advisors and independent contractors of the Company, subject to certain restrictions. All option grants expire ten years from the date of grant, except in the event of earlier termination of employment or service. Option grants to employees with less than one year of service generally become exercisable at a rate of 25% after one year from the grant date and then in monthly increments at a rate of 1/36th of the remaining balance over the following three years. Option grants to employees with at least one year of service and employees receiving promotions generally become exercisable at a rate of 1/48th per month over four years from the grant date.

Share-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the employee's requisite service period, generally the vesting period of the equity grant. The Company utilizes the Black-Scholes option pricing model to estimate the fair value of each option award granted. The Company recorded expense for share-based compensation, not including expense for awards granted to non-employee consultants, for the periods presented as follows (in thousands):

	Years Ended December 31,
	2010	2009
Research and development expense	$2,109	$2,253
General and administrative expense	6,436	4,821

Total	$8,545	$7,074

The share-based compensation expense for the twelve months ended December 31, 2010 includes the grant of a stock option during the first quarter of 2010 to a Company officer to purchase an aggregate of 500,000 shares of common stock that vests over a four year period. Share-based compensation expense for the twelve months ended December 31, 2009 includes the grant of a stock option during the first quarter of 2009 to a Company officer to purchase an aggregate of 200,000 shares of common stock that vests over a four year period. This officer's employment was terminated in August 2010, at which time the unvested options were cancelled in accordance with the 2004 Plan.

Certain options granted to Company officers during 2006 and 2007 vest 50% in equal monthly installments over four years from the date of grant and vest another 50% on the seven-year anniversary of the date of grant, subject to accelerated vesting of up to 25% of such portion of the options, based on the Company's achievement of annual performance goals established under its annual incentive plan, at the discretion of the equity awards subcommittee of the Company's board of directors. Based on the overall achievement of corporate goals in 2009, the equity awards subcommittee accelerated vesting with respect to 25% of the shares subject to the seven-year vesting schedule in the first quarter of 2010. There was no acceleration of option vesting in 2009. As of December 31, 2010, the cumulative accelerated vesting for the portions of options subject to the seven-year vesting schedule equals 85% of such portions of options granted in 2006 and 65% of the such portions of options granted in 2007.

The Company records compensation expense for employee stock options based on the estimated fair value of the options on the date of grant using the Black-Scholes option pricing model. This fair value is amortized on a straight-line basis over the requisite service periods for the grants, which is generally the vesting period. The remaining unrecognized compensation cost related to unvested options at December 31, 2010, was approximately $2,040,000 and the weighted-average period of time over which this cost will be recognized is approximately 1.8 years. The Company uses historical data, and other related information as appropriate, to estimate the expected price volatility, the expected life and the expected forfeiture rate. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of the grant. The weighted-average fair value per share of the Company's stock options granted to employees was estimated to be $1.16 and $2.68 for the years ended December 31, 2010 and 2009, respectively, using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Years ended December 31,
	2010	2009
Expected term (in years)	5.0	5.9
Risk-free interest rate	2.22%	2.32%
Expected stock price volatility	95%	95%
Expected dividend rate	0%	0%

The Company issues previously authorized but unissued shares of common stock upon exercise of stock options. A summary of option activity as of December 31, 2010 and changes during the two years then ended are as follows (shares and intrinsic value in thousands):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding at December 31, 2008	5,893	$6.10	7.9	$103

Granted	395	3.53
Exercised	(202)	4.06
Forfeited/cancelled/expired	(480)	5.74

Outstanding at December 31, 2009	5,606	6.02	7.0	$33

Exercisable at December 31, 2009	3,363	7.06	6.4	$7

Granted	505	1.60
Exercised	—	—
Forfeited/cancelled/expired	(770)	4.93

Outstanding at December 31, 2010	5,341	5.76	5.7	$—

Exercisable at December 31, 2010	4,249	$6.41	5.1	$—

Information relating to stock options outstanding and exercisable at December 31, 2010 is as follows (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$1.60 – $1.78	947	7.8	$1.68	263	$1.78
2.02 – 4.18	1,044	4.8	3.78	939	3.76
4.30 – 5.98	1,001	5.4	5.31	901	5.36
6.00 – 6.87	1,206	6.1	6.75	1,081	6.75
6.93 – 8.14	891	5.4	7.76	813	7.73
12.12 – 48.38	252	2.6	19.20	252	19.20

	5,341	5.7	5.76	4,249	6.41

In connection with various consulting and service contracts, the Company has granted stock options to non-employees. The fair value of these options is re-measured quarterly using the Black-Scholes option pricing model and the total value of the stock options is recognized as expense over the service period. Stock options to purchase 1,000 shares of common stock were granted to non-employees during 2009. There were no options granted to non-employees in 2010. The Company recorded compensation expense of $420,000 and $88,000 during 2010 and 2009, respectively, for non-employee options. The $420,000 expense in 2010 includes the effect of the change in status of former employees to substantive consultants.

Cash proceeds and intrinsic value related to total stock options exercised during the years ended December 31, 2010 and 2009 are provided in the following table (in thousands):

	Years Ended December 31,
	2010	2009
Proceeds from stock options exercised	$—	$820
Intrinsic value of stock options exercised	$—	$702

The Company's share-based compensation expense also includes RSUs awarded to employees and non-employee consultants. Each RSU represents a contingent right to receive one share of common stock upon vesting and all RSU awards are subject to forfeiture or acceleration under certain conditions per the terms of their agreements. The table below summarizes RSU activity and awards outstanding for the years ended December 31, 2010 and 2009 (RSUs in thousands):

	Restricted Stock Units (RSUs)									Weighted Average Grant Date Fair Value per RSU
Award Date	Unvested as of December 31, 2008	Awarded	Vested	Forfeited	Unvested as of December 31, 2009	Awarded	Vested	Forfeited	Unvested as of December 31, 2010
06/09/2010	—	—	—	—	—	961	—	(125)	836	$0.83	(A)
04/20/2010	—	—	—	—	—	15	(15)	—	—	1.20	(B)
04/09/2010	—	—	—	—	—	587	—	(37)	550	1.14	(C)
02/04/2010	—	—	—	—	—	2,354	(2,223)	(131)	—	1.54	(D)
12/08/2009	—	15	—	—	15	—	—	(15)	—	2.30	(E),(J)
10/06/2009	—	100	—	—	100	—	(25)	—	75	7.27	(F)
07/23/2009	—	290	—	(14)	276	—	(263)	(13)	—	7.34	(G)
07/11/2009	—	170	—	—	170	—	(85)	—	85	6.60	(H),(J)
10/31/2008	92	4	(88)	(8)	—	—	—	—	—	3.13	(I)

Total RSUs	92	579	(88)	(22)	561	3,917	(2,611)	(321)	1,546

(A)	On June 9, 2010, the Company awarded an approximate aggregate of 711,000 RSUs to non-employee directors of the Company. The fair value of the RSU award was $0.83 per unit, or approximately $590,000 in total, based upon the closing market price of the Company's common stock on the award date. These RSUs vest 50% annually over a two year period. Additionally, on this date the Company awarded 250,000 RSUs to an officer of the Company. The total fair value of this RSU award was approximately $208,000 based upon the closing market price of the Company's common stock on the award date. These RSUs vest 25% annually over four years with 50% of the award subject to achievement of a specific performance goal.
(B)	On April 20, 2010, the Company awarded 15,000 RSUs to an officer of the Company. The fair value of the RSU award was $1.20 per unit, or $18,000 in total, based upon the closing market price of the Company's common stock on the award date. The RSUs vested in two 50% installments during 2010 based upon the achievement of certain performance objectives.
(C)	On April 9, 2010, the Company awarded an aggregate of 523,000 RSUs to officers and an approximate aggregate of 64,000 RSUs to non-officer employees. The fair value of the RSU awards was $1.14 per unit, or approximately $669,000 in total, based upon the closing market price of the Company's common stock on the award date. The RSUs vest 50% annually over a two year period.
(D)

On February 4, 2010, the Company awarded an approximate aggregate of 1,251,000 RSUs to officers and an approximate aggregate of 1,103,000 RSUs to non-officer employees as an incentive for future performance. The fair value of the RSU awards was $1.54 per unit, or approximately $3,626,000 in total, based upon the closing market price of the Company's common stock on the award date. Per the terms of the RSU agreements, the RSUs vested on December 31, 2010, subject to earlier acceleration upon termination of employment by the Company without cause. Due to the Company's restructuring that was effective April 30, 2010 (see Note 13 for further discussion), approximately 965,000 RSUs became fully vested on April 30, 2010. Approximately 189,000 RSUs vested August 6, 2010, upon the termination of employment of a Company officer. The remaining RSUs which vested December 31, 2010, approximately 1,069,000 shares, were released in January 2011.

(E)	On December 8, 2009, the Company awarded 15,000 RSUs to a non-employee consultant. The RSUs were to vest in two 50% installments based upon the achievement of certain performance goals. The award was cancelled by its terms in the first quarter of 2010 upon the termination of the consulting relationship.
(F)	On October 6, 2009, the Company awarded 100,000 RSUs to an officer of the Company. The fair value of the RSU award was $7.27 per unit, or $727,000 in total, based upon the closing market price of the Company's common stock on the award date. The RSUs vest 25% annually over four years. Twenty-five percent of this award vested October 2010; however, the shares were not released until 2011.
(G)	On July 23, 2009, the Company awarded approximately 290,000 RSUs to non-officer employees as an incentive for future performance. The fair value of the RSUs was $7.34 per unit, or approximately $2,132,000 in total, based upon the closing market price of the Company's common stock on the award date. The vesting schedule for these awards was based upon the achievement of certain performance milestones during 2010, subject to acceleration upon termination of employment by the Company without cause. Due to the Company's restructuring on February 5, 2010 (see Note 13 for further discussion), of these RSUs, approximately 130,000 became fully vested for terminated employees by action of the underlying RSU agreements and approximately 133,000 became fully vested by action of the Company's board of directors.
(H)	On July 11, 2009, the Company awarded 170,000 RSUs to a non-employee consultant. The award vested 50% on July 11, 2010 and the remaining 50% is scheduled to vest on July 11, 2011.
(I)	On October 31, 2008, the Company awarded approximately 92,000 RSUs to certain non-officer employees as an incentive for future performance. An additional 4,000 RSUs were awarded to non-officer employees in 2009 under this incentive plan. The average fair value of the RSUs was $3.13 per unit, or approximately $299,000 in total, based upon the closing market price of the Company's common stock on the award dates. Vesting of the RSUs occurred in 2009 in three installments of 20%, 20% and 60% based upon the achievement of certain performance goals.
(J)	RSUs awarded to non-employee consultants. For share-based compensation expense, these awards are revalued to the underlying market price of the Company's common stock as of each reporting period.

RSU expense is recognized on a straight-line basis from the grant date through the estimated respective vesting dates. The remaining unrecognized compensation cost related to unvested RSUs at December 31, 2010, was approximately $1,436,000 and the weighted-average period of time over which this cost will be recognized is approximately 1.5 years.

As of December 31, 2010, there were approximately 950,000 shares of common stock available for issuance as new equity awards under the 2004 Plan. As of January 1, 2011, approximately 2,428,000 additional shares of common stock became available under the 2004 Plan due to the automatic annual increase under the evergreen provision. Accordingly, as of January 1, 2011, an aggregate of 3,378,000 shares of common stock were available for issuance as new equity awards under the 2004 Plan.

No income tax benefit has been recorded for share-based compensation expense as the Company has recorded a full valuation allowance and management has concluded it is more likely than not that the Company's net deferred tax assets will not be realized.